Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-04383
Entity Registrant Name	ESPEY MFG. & ELECTRONICS CORP.
Entity Central Index Key	0000033533
Entity Tax Identification Number	14-1387171
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	233 Ballston Avenue
Entity Address, City or Town	Saratoga Springs
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12866
City Area Code	518
Local Phone Number	584-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.33-1/3 par value
Trading Symbol	ESP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false